UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE ALGER INSTITUTIONAL FUNDS

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 93.8%

AEROSPACE & DEFENSE- 4.8%
Boeing Company	13,800	$1,147,884
General Dynamics Corporation	16,950	1,431,597
		2,579,481
AUTO EQUIPMENT & SERVICE- .6%
Cummins Inc.	6,250	301,750

BEVERAGES- 1.5%
PepsiCo, Inc.	11,750	801,233

BIOTECHNOLOGY- 3.1%
Celgene Corporation*	6,650	373,131
Genentech, Inc.*	11,900	835,261
Gilead Sciences, Inc. *	10,200	466,038
		1,674,430
CAPITAL MARKETS- 1.8%
Goldman Sachs Group, Inc.	2,950	592,271
T. Rowe Price Group Inc.	7,150	361,719
		953,990
CHEMICALS- 1.0%
Monsanto Company	4,900	550,956

COMMERCIAL BANKS- 1.1%
PNC Financial Services Group	6,150	403,563
Wachovia Corporation	5,450	212,169
		615,732
COMMUNICATION EQUIPMENT- 6.2%
Cisco Systems, Inc.*	58,150	1,424,675
Nokia Oyj ADR#	13,700	506,215
QUALCOMM Inc.	19,400	822,948
Research In Motion Limited*	5,750	539,810
		3,293,648
COMPUTERS & PERIPHERALS- 6.3%
Apple Computer, Inc.*	12,350	1,671,696
EMC Corporation *	12,350	195,994
Hewlett-Packard Company	20,200	883,750

Memc Electronic Materials, Inc.*	9,000	643,140
		3,394,580
CONGLOMERATE- 2.4%
ITT Corporation	21,902	1,301,636

DIVERSIFIED FINANCIAL SERVICES- 2.0%
Lehman Brothers Holdings Inc.	8,250	529,402
NYSE Euronext Inc.	6,850	538,753
		1,068,155
DIVERSIFIED TELECOMMUNICATION SERVICES- 1.4%
Verizon Communications Inc.	19,750	767,090

ELECTRONICS- 2.4%
Nintendo Co., Ltd. ADR#	9,900	616,859
SONY CORPORATION ADR#	13,550	643,490
		1,260,349
ENERGY- .7%
First Solar, Inc.*	2,000	363,540

ENERGY EQUIPMENT & SERVICES- 5.0%
Cameron International Corp.*	11,500	462,990
National-Oilwell Varco Inc.*	8,700	524,001
Schlumberger Limited	9,550	720,643
Transocean Inc. ADR#	7,797	955,912
		2,663,546
ENGINEERING- .9%
Fluor Corp.	4,150	504,930

FINANCE- 1.1%
IntercontinentalExchange Inc. *	4,150	580,834

FINANCIAL SERVICES- 5.9%
Alibaba.com Corporation*	136,450	323,081
AllianceBernstein Holding LP	5,100	338,589
BM&F (Bolsa de Mercadorias e Futuros)*	850	7,662
Bovespa Holding SA*	27,050	394,140
CME Group Inc.	1,100	680,790
Nymex Holdings Inc.*	12,450	1,431,750
		3,176,012
FOOD & STAPLES RETAILING- 2.3%
Walgreen Co.	23,000	807,530
Whole Foods Market, Inc.	10,905	430,093
		1,237,623

HEALTH CARE EQUIPMENT & SUPPLIES- 4.7%
Beckman Coulter, Inc.	7,400	492,100
Hologic, Inc.*	6,450	415,122
Intuitive Surgical, Inc.*	1,650	419,100
St. Jude Medical, Inc.*	15,850	642,084
Zimmer Holdings, Inc.*	7,250	567,457
		2,535,863
HEALTH CARE PROVIDERS & SERVICES- 1.3%
Quest Diagnostics Incorporated	13,700	675,684

HOTELS, RESTAURANTS & LEISURE- .7%
Starbucks Corporation	21,150	399,947

HOUSEHOLD DURABLES- .8%
Garmin Ltd.	3,400	245,310
Harman International Industries, Incorporated	3,550	165,323
		410,633
HOUSEHOLD PRODUCTS- 1.8%
Procter & Gamble Company	14,250	939,788

INDUSTRIAL CONGLOMERATES- 1.2%
General Electric Company	18,800	665,708

INFORMATION TECHNOLOGY SERVICES- 1.1%
Cognizant Technology Solutions Corporation Cl. A*	20,500	571,950

INTERNET & CATALOG RETAIL- 2.2%
eBay Inc.*	42,900	1,153,581

INTERNET SOFTWARE & SERVICES- 3.6%
Google Inc. Cl. A*	1,600	902,880
Yahoo! Inc. *	53,350	1,023,253
		1,926,133
MACHINERY- .7%
Terex Corporation*	6,050	355,498

MEDIA- .7%
Focus Media Holding Limited ADR*#	8,250	396,412

MEDICAL PRODUCTS- 2.4%
Covidien Limited*	15,550	693,996
Inverness Medical Innovations, Inc.*	12,450	560,873
		1,254,869

METALS- .8%
Uranium One, Inc.*	59,050	408,815

METALS & MINING- 1.2%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	7,102	632,291

OIL & GAS- 2.1%
Exxon Mobil Corporation	8,900	768,960
Valero Energy Corporation	6,250	369,938
		1,138,898
PHARMACEUTICALS- 6.3%
Abbott Laboratories	11,400	641,820
Allergan, Inc.	7,300	490,487
Johnson & Johnson	17,350	1,097,561
Merck & Co. Inc.	15,300	708,084
Schering-Plough Corporation	20,600	403,142
		3,341,094
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 2.7%
Intel Corporation	29,950	634,940
Lam Research Corporation*	10,650	408,854
NVIDIA Corporation*	15,575	382,989
		1,426,783
SOFTWARE- 5.3%
Electronic Arts Inc.*	5,500	260,535
Microsoft Corporation	61,150	1,993,490
TomTom NV*	10,700	588,136
		2,842,161
TELEPHONES- .6%
China Mobile Ltd.	4,450	336,420

TEXTILES, APPAREL & LUXURY GOODS- 1.3%
Coach, Inc.*	21,800	698,690

TOBACCO- 1.8%
Altria Group, Inc.	12,350	936,377

TOTAL COMMON STOCKS (Cost $51,369,265)		50,137,110

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS- 5.2%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $2,767,000)	$2,767,000	2,767,000

Total Investments (Cost $54,136,265) (a)	99.0%	52,904,110
Other Assets in Excess of Liabilities	1.0	516,110
NET ASSETS	100.0%	$53,420,220

* Non-income producing securities.
# American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $54,136,265 amounted to $1,232,155 which consisted of aggregate gross unrealized appreciation of $2,739,928 and aggregate gross unrealized depreciation of $3,972,083.

THE ALGER INSTITUTIONAL FUNDS

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 94.5%

AEROSPACE & DEFENSE- 3.4%
BE Aerospace, Inc.*	283,505	$10,946,128
Esterline Technologies Corporation*	239,975	11,180,435
SI International Inc.*	274,580	7,504,271
		29,630,834
AIRLINES- .8%
AirTran Holdings, Inc.*	788,340	6,803,374

AUTO COMPONENTS- 1.1%
LKQ Corporation*	521,690	9,333,034

AUTO EQUIPMENT & SERVICE- 1.0%
Tenneco Inc.*	329,505	8,721,997

BIOTECHNOLOGY- 3.8%
BioMarin Pharmaceutical Inc.	259,150	9,604,099
Cepheid, Inc.*	128,500	3,924,390
Cubist Pharmaceuticals, Inc.*	295,650	5,023,094
InterMune, Inc.*	244,855	4,106,218
Onyx Pharmaceuticals, Inc.*	117,000	5,561,010
Progenics Pharmaceuticals, Inc.*	256,500	4,191,210
		32,410,021
BUSINESS SERVICES- .7%
TeleTech Holdings Inc.*	325,850	6,429,021

CAPITAL MARKETS- 1.3%
Greenhill & Co., Inc.	165,410	11,170,137

CASINOS & RESORTS- 1.4%
Bally Technologies Inc.*	258,450	12,312,558

CHEMICALS- 1.0%
Zoltek Companies, Inc.*	233,130	8,509,245

COMMERCIAL BANKS- 3.1%
Boston Private Financial Holdings, Inc.	373,255	8,521,412
First Midwest Bancorp., Inc.	291,750	9,102,600

Signature Bank*	277,110	9,285,956
		26,909,968
COMMERCIAL SERVICES & SUPPLIES- 1.3%
FTI Consulting, Inc.*	203,860	11,275,497

COMMUNICATION EQUIPMENT- 4.0%
Foundry Networks, Inc.*	473,700	6,537,060
NICE Systems Ltd. ADR* #	355,800	10,891,038
Polycom, Inc.*	438,105	11,062,151
Sonus Networks, Inc.*	1,449,985	5,930,439
		34,420,688
COMMUNICATION TECHNOLOGY- 1.2%
Novatel Wireless, Inc.*	410,700	6,571,200
Time Warner Telecom Inc. Cl. A*	214,700	3,752,956
		10,324,156
COMPUTER SERVICES- 3.5%
ANSYS, Inc.*	305,400	10,661,514
Digital River, Inc.*	199,100	7,466,250
GSI Commerce, Inc.*	516,550	8,409,434
Internap Network Services Corporation*	419,605	3,700,916
		30,238,114
COMPUTER TECHNOLOGY- .8%
Atheros Communications*	241,035	6,582,666

COMPUTERS & PERIPHERALS- .8%
Synaptics Incorporated*	262,250	6,949,625

CONSTRUCTION & ENGINEERING- .9%
URS Corporation*	171,405	7,524,680

CONTAINERS & PACKAGING- 1.2%
Clarcor Inc.	278,150	10,433,406

CORRECTIONAL FACILITIES- 1.3%
The Geo Group Inc.*	461,350	11,035,492

DRUGS & PHARMACEUTICALS- 1.0%
United Therapeutics Corporation*	99,915	8,390,862

ELECTRIC SERVICES- 1.5%
ITC Holdings Corporation	239,410	12,650,424

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS- 1.0%
Mellanox Technologies Ltd.*	560,250	8,868,757

ENERGY- .9%
JA Solar Holdings Co. Ltd. ADR*#	151,450	7,698,204

ENERGY EQUIPMENT & SERVICES- 1.8%
Dril-Quip Inc.*	157,420	7,641,167
T-3 Energy Services, Inc.*	166,400	7,486,336
		15,127,503
ENGINEERING- 1.2%
Aecom Technology Corp.*	406,100	10,002,243

FINANCIAL SERVICES- .9%
Heartland Payment Systems, Inc.	320,500	7,781,740

FOOD & BEVERAGES- 2.3%
Hain Celestial Group Inc. (The)*	408,615	11,032,605
Central European Distribution Corporation*	160,100	8,416,457
		19,449,062
HEALTH CARE EQUIPMENT & SUPPLIES- 4.0%
Hologic, Inc.*	146,000	9,396,560
Illumina, Inc.	165,130	10,518,781
Immucor, Inc.*	245,550	7,081,662
Thoratec Corporation*	477,250	7,636,000
		34,633,003
HEALTH CARE PROVIDERS & SERVICES- 2.1%
Parexel International Corporation*	209,581	11,403,302
Psychiatric Solutions, Inc.*	232,370	7,010,603
		18,413,905
INSURANCE- 1.7%
First Mercury Financial Corporation*	493,150	9,424,096
Max Capital Group LTD.	189,610	5,383,028
		14,807,124
INTERNET & CATALOG RETAIL- 1.3%
Priceline.com Incorporated*	104,060	11,292,591

INTERNET SOFTWARE & SERVICES- 2.7%
Acme Packet, Inc.*	589,050	5,666,661
Allscripts Healthcare Solutions, Inc.*	297,400	4,410,442
DealerTrack Holdings Inc.*	300,245	8,094,605
Omniture Inc.*	219,655	5,429,872
		23,601,580
IT SERVICES- .9%
Wright Express Corp.*	263,485	7,888,741

LEISURE & ENTERTAINMENT- .5%
WMS Industries Inc.*	119,500	4,469,300

LEISURE EQUIPMENT & PRODUCTS- 1.2%
LIFE TIME FITNESS, Inc.*	229,695	10,184,676

MACHINERY- 2.6%
Actuant Corporation Cl. A	333,660	9,118,928
Bucyrus International, Inc. Cl. A	140,530	13,028,536
		22,147,464
MANUFACTURING- 1.2%
Silgan Holdings Inc.	210,350	9,962,176

MEDIA- 1.1%
NeuStar, Inc. Cl. A*	323,660	9,615,939

MEDICAL DEVICES- .6%
Dexcom Inc.*	612,900	5,154,489

MEDICAL PRODUCTS- 3.4%
Inverness Medical Innovations, Inc.*	193,350	8,710,417
Meridian Bioscience, Inc.	181,500	5,700,915
Omrix Biopharmaceuticals, Inc. *	300,650	6,993,119
Savient Pharmaceuticals Inc. *	405,500	7,846,425
		29,250,876
MEDICAL TECHNOLOGY- .8%
Acorda Therapeutics Inc.*	268,700	6,814,232

METALS- 3.1%
RBC Bearings, Inc. *	292,590	8,760,145
RTI International Metals, Inc.*	87,500	4,834,375
Thompson Creek Metals Co., Inc.*	506,750	8,249,890
Uranium One, Inc.*	681,850	4,720,584
		26,564,994
OIL & GAS- 2.8%
Cal Dive International, Inc.*	538,484	5,104,832
Carrizo Oil & Gas, Inc.*	157,660	7,674,889
Mariner Energy Inc.*	457,950	11,476,227
		24,255,948
OIL AND GAS EXPLORATION SERVICES- 1.2%
Petrobank Energy and Resources Ltd.*	201,710	10,089,494

OIL: CRUDE PRODUCERS- 2.1%
Concho Resources Inc.	483,510	9,815,253
CVR Energy, Inc. *	309,150	8,192,475
		18,007,728

PRINTING- 1.0%
VistaPrint Limited*	227,100	8,450,391

RESTAURANTS- .5%
McCormick & Schmick’s Seafood Restaurants, Inc.*	338,050	4,435,216

RETAIL- 1.9%
bebe Stores, Inc.	552,850	6,368,832
Phillips-Van Heusen Corporation	239,720	10,101,801
		16,470,633
SAVINGS & LOANS- .8%
FirstFed Financial Corp.*	167,050	7,007,748

SEMICONDUCTOR CAPITAL EQUIPMENT- 1.0%
FormFactor Inc.*	166,890	4,042,076
SiRF Technology Holdings, Inc.*	284,565	4,356,690
		8,398,766
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 3.2%
Cavium Networks, Inc.*	109,500	2,092,545
Microsemi Corporation*	293,800	6,675,136
ON Semiconductor Corporation*	1,107,700	7,177,896
Tessera Technologies Inc.*	302,760	11,859,109
		27,804,686
SOFTWARE- 4.7%
Concur Technologies, Inc.*	217,200	7,615,032
Solera Holdings Inc.*	486,300	11,082,777
Synchronoss Technologies Inc. *	269,100	5,731,830
Taleo Corporation*	296,100	6,256,593
Tibco Software Inc.*	660,030	4,910,623
VeriFone Holdings Inc.*	263,095	5,148,769
		40,745,624
SPECIALTY RETAIL- 1.3%
AnnTaylor Stores Corporation*	269,100	6,767,865
DSW Inc. Cl. A*	227,440	4,198,542
		10,966,407
TEXTILES & APPAREL- 1.4%
Iconix Brand Group, Inc.*	594,325	12,356,017

TEXTILES, APPAREL & LUXURY GOODS- .9%
Deckers Outdoor Corporation*	66,350	8,044,274

WIRELESS TELECOMMUNICATION SERVICES- 1.3%
SBA Communications Corporation Cl. A*	385,825	11,424,278

TOTAL COMMON STOCKS (Cost $834,054,980)		814,241,608

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS- 5.8%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $50,280,000)	$50,280,000	50,280,000

Total Investments (Cost $884,334,980) (a)	100.3%	864,521,608
Liabilities in Excess of Other Assets	(0.3)	(2,976,351)
NET ASSETS	100.0%	$861,545,257

* Non-income producing securities.
# American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $884,334,980 amounted to $19,813,372 which consisted of aggregate gross unrealized appreciation of $75,190,031 and aggregate gross unrealized depreciation of $95,003,403.

THE ALGER INSTITUTIONAL FUNDS

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 99.1%

AEROSPACE & DEFENSE- 2.0%
BE Aerospace, Inc.*	886,890	$34,242,823

AGRICULTURE- 1.7%
Mosaic Co. *	335,800	30,561,158

APPAREL- .9%
American Apparel Inc.*	909,600	11,460,960
Guess?, Inc.	119,000	4,439,890
		15,900,850
AUTO COMPONENTS- .8%
LKQ Corporation*	825,800	14,773,562

BEVERAGES- .9%
Hansen Natural Corporation*	421,800	16,264,608

BIOTECHNOLOGY- 2.6%
Affymetrix Inc.*	620,050	12,438,203
BioMarin Pharmaceutical Inc.	238,500	8,838,810
Celgene Corporation*	156,400	8,775,604
ImClone Systems Incorporated*	357,100	15,523,137
		45,575,754
BUSINESS SERVICES- 1.1%
TeleTech Holdings Inc.*	936,200	18,471,226

CAPITAL MARKETS- 2.2%
Affiliated Managers Group, Inc.*	231,175	22,726,814
T. Rowe Price Group Inc.	321,200	16,249,508
		38,976,322
CASINOS & RESORTS- 1.4%
Bally Technologies Inc.*	514,200	24,496,488

COMMERCIAL BANKS- .3%
Boston Private Financial Holdings, Inc.	235,500	5,376,465

COMMUNICATION EQUIPMENT- 2.0%
NICE Systems Ltd. ADR*#	290,000	8,876,900
Research In Motion Limited*	276,595	25,966,739
		34,843,639
COMPUTER SERVICES- 2.4%
Digital River, Inc.*	202,300	7,586,250
Satyam Computer Services- ADR#	1,443,900	35,158,965
		42,745,215

COMPUTER TECHNOLOGY- .9%
Atheros Communications*	555,735	15,177,123

COMPUTERS & PERIPHERALS- 6.7%
Apple Computer, Inc.*	516,800	69,954,048
Memc Electronic Materials, Inc.*	533,865	38,149,993
Network Appliance, Inc. *	370,300	8,598,366
		116,702,407
CONGLOMERATE- 1.5%
ITT Corporation	431,100	25,620,273

CONSTRUCTION & ENGINEERING- 3.2%
Chicago Bridge & Iron Company N.V.	487,300	21,679,977
McDermott International, Inc.*	266,480	12,572,526
Shaw Group Inc. (The)*	391,289	22,107,828
		56,360,331
CORRECTIONAL FACILITIES- 1.4%
The Geo Group Inc.*	1,053,000	25,187,760

DRUGS & PHARMACEUTICALS- 1.0%
United Therapeutics Corporation*	202,355	16,993,773

ELECTRIC SERVICES- .7%
ITC Holdings Corporation	248,200	13,114,888

ELECTRONICS- 1.5%
Nintendo Co., Ltd. ADR#	414,330	25,816,488

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS- .2%
Spreadtrum Communications, Inc. ADR *#	356,500	3,386,750

ENERGY- 2.6%
First Solar, Inc.*	136,000	24,720,720
JA Solar Holdings Co. Ltd. ADR*#	420,400	21,368,932
		46,089,652
ENERGY EQUIPMENT & SERVICES- 7.7%
Cameron International Corp.*	681,760	27,447,658
Diamond Offshore Drilling Inc.	111,700	12,614,281
FMC Technologies, Inc.*	318,800	15,353,408
National-Oilwell Varco Inc.*	337,870	20,349,910
Transocean Inc. ADR#	157,183	19,270,636
Vestas Wind Systems A/S	204,000	19,729,467
Weatherford International Ltd.*	330,600	20,434,386
		135,199,746
FINANCE- 1.2%
IntercontinentalExchange Inc. *	145,400	20,350,184

FINANCIAL SERVICES- 6.9%
AllianceBernstein Holding LP	265,600	17,633,184
BM&F (Bolsa de Mercadorias e Futuros)*	1,807,700	16,295,742
Bovespa Holding SA*	598,700	8,723,546

CME Group Inc.	13,200	8,169,480
Genpact Limited*	652,105	7,923,076
Hong Kong Exchanges & Clearing Limited	421,300	8,786,427
Nymex Holdings Inc.*	461,900	53,118,500
		120,649,955
FOOD & STAPLES RETAILING- 1.1%
Whole Foods Market, Inc.	476,000	18,773,440

HEALTH CARE EQUIPMENT & SUPPLIES- 3.7%
Hologic, Inc.*	207,700	13,367,572
Intuitive Surgical, Inc.*	56,300	14,300,200
Smith & Nephew Plc. ADR#	289,100	19,470,885
St. Jude Medical, Inc.*	432,300	17,512,473
		64,651,130
HEALTH CARE PROVIDERS & SERVICES- 4.1%
Community Health Systems Inc.*	680,600	21,847,260
McKesson Corporation	407,300	25,574,367
Quest Diagnostics Incorporated	493,900	24,359,148
		71,780,775
HOTELS, RESTAURANTS & LEISURE- 1.3%
Accor SA	227,200	17,354,891
Wynn Resorts, Limited*	45,600	5,243,088
		22,597,979
INFORMATION TECHNOLOGY SERVICES- 1.1%
Cognizant Technology Solutions Corporation Cl. A*	665,200	18,559,080

INTERNET & CATALOG RETAIL- .7%
eBay Inc.*	487,100	13,098,119

INTERNET SOFTWARE & SERVICES- 2.4%
BlackRock, Inc.	43,700	9,662,070
DealerTrack Holdings Inc.*	547,172	14,751,757
SINA Corp.*	449,600	17,849,120
		42,262,947
LEISURE EQUIPMENT & PRODUCTS- .5%
UbiSoft Entertainment SA*	92,800	8,399,798

MEDIA- 1.4%
Dolby Laboratories Inc. Cl. A*	106,000	4,567,540
Focus Media Holding Limited ADR*#	434,300	20,868,115
		25,435,655
MEDICAL PRODUCTS- 2.1%
Inverness Medical Innovations, Inc.*	533,400	24,029,670
Metabolix, Inc.*	724,400	13,205,812
		37,235,482
METALS- 1.4%
Thompson Creek Metals Co., Inc.*	324,600	5,284,488
Uranium One, Inc.*	1,470,575	10,181,085
Yamana Gold, Inc.	535,600	8,826,688
		24,292,261

METALS & MINING- 1.0%
Cleveland-Cliffs Inc.	88,700	9,033,208
Goldcorp, Inc.	230,600	8,582,932
		17,616,140
OIL & GAS- 2.3%
Acergy SA	444,600	8,096,166
Mariner Energy Inc.*	556,900	13,955,914
Praxair, Inc.	109,100	8,827,281
Range Resources Corporation	183,700	9,592,814
		40,472,175
OIL AND GAS EXPLRATION SERVICES- .7%
Petrobank Energy and Resources Ltd.*	253,500	12,680,019

OIL: CRUDE PRODUCERS- .7%
Concho Resources Inc.	592,700	12,031,810

PHARMACEUTICALS- 2.0%
Barr Pharmaceuticals, Inc.*	317,700	16,580,763
Mylan Laboratories Inc.	1,177,900	17,562,489
		34,143,252
PHOTOGRAPHY- .5%
Shutterfly, Inc.*	428,300	8,330,435

RETAIL- 3.3%
China Nepstar Chain Drugstore Limited ADR*#	1,360,900	16,480,499
GAME GROUP PLC	3,046,700	12,136,958
Sothebys Holdings Inc., Cl. A	921,000	28,615,470
		57,232,927
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 3.7%
Cree, Inc.*	280,700	8,294,685
Tessera Technologies Inc.*	670,945	26,280,916
Varian Semiconductor Equipment Associates, Inc.*	948,800	30,560,848
		65,136,449
SOFTWARE- 5.5%
Net 1 UEPS Technologies, Inc.*	723,152	20,739,999
Solera Holdings Inc.*	961,200	21,905,748
Tibco Software Inc.*	2,381,790	17,720,517
TomTom NV*	647,000	35,562,976
		95,929,240
SPECIALTY RETAIL- 2.8%
Gamestop Corp. Cl. A*	349,916	18,101,155
PETSMART, Inc.	1,363,000	31,171,810
		49,272,965
TEXTILES & APPAREL- 1.1%
Iconix Brand Group, Inc.*	891,100	18,525,969

UTILITIES- .8%
Veolia Environnement ADR#	167,980	13,890,266

WIRELESS TELECOMMUNICATION SERVICES- 1.1%
SBA Communications Corporation Cl. A*	639,765	18,943,442

TOTAL COMMON STOCKS (Cost $1,672,307,866)		1,734,169,195

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BOND- .2%
ENERGY EQUIPMENT & SERVICES
Transocean Inc., 1.50%, 12/15/37 (Cost $4,000,000)	$4,000,000	4,225,000

SHORT-TERM INVESTMENTS- 2.1%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $36,327,000)	36,327,000	36,327,000

Total Investments (Cost $1,712,634,866) (a)	101.4%	1,774,721,195
Liabilities in Excess of Other Assets	(1.4)	(24,785,760)
NET ASSETS	100.0%	$1,749,935,435

* Non-income producing securities.
# American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,712,634,866 amounted to $62,086,329 which consisted of aggregate gross unrealized appreciation of $158,404,216 and aggregate gross unrealized depreciation of $96,317,887.

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 88.6%

AEROSPACE & DEFENSE- 4.1%
Boeing Company	13,900	$1,156,202
General Dynamics Corporation	186,900	15,785,574
Lockheed Martin Corporation	75,000	8,094,000
		25,035,776
AGRICULTURE- .7%
Mosaic Co. *	50,200	4,568,702

APPAREL- .7%
American Apparel Inc.*	344,500	4,340,700

AUTO COMPONENTS- .2%
LKQ Corporation*	58,400	1,044,776

AUTO EQUIPMENT & SERVICE- .2%
Cummins Inc.	24,346	1,175,425

BIOTECHNOLOGY- 3.2%
Cephalon, Inc.*	43,000	2,822,090
Genentech, Inc. *	98,500	6,913,715
Gilead Sciences, Inc. *	65,300	2,983,557
ImClone Systems Incorporated*	90,800	3,947,076
Onyx Pharmaceuticals, Inc.*	63,000	2,994,390
		19,660,828
CASINOS & RESORTS- 2.2%
Bally Technologies Inc.*	286,800	13,663,152

CHEMICALS- 1.0%
Celanese Corp., Series A	60,500	2,249,390
Zoltek Companies, Inc.*	101,800	3,715,700
		5,965,090
COMMERCIAL BANKS- .9%
PNC Financial Services Group	84,500	5,544,890

COMMUNICATION EQUIPMENT- 2.8%
NICE Systems Ltd. ADR* #	134,800	4,126,228

Research In Motion Limited*	84,400	7,923,472
Sonus Networks, Inc.*	1,315,100	5,378,759
		17,428,459
COMPUTER SERVICES- 2.3%
Digital River, Inc.*	3,800	142,500
Satyam Computer Services- ADR#	218,600	5,322,910
Tele Atlas NV	223,100	8,809,307
		14,274,717
COMPUTER TECHNOLOGY- 2.3%
Atheros Communications*	257,880	7,042,703
NAVTEQ*	95,500	7,057,450
		14,100,153
COMPUTERS & PERIPHERALS- 4.6%
Apple Computer, Inc.*	55,700	7,539,552
Hewlett-Packard Company	26,700	1,168,125
Memc Electronic Materials, Inc.*	78,200	5,588,172
NCR Corporation*	538,800	11,573,424
Network Appliance, Inc. *	93,900	2,180,358
		28,049,631
CONGLOMERATE- .8%
ITT Corporation	88,400	5,253,612

CONSTRUCTION & ENGINEERING- .6%
Chicago Bridge & Iron Company N.V.	89,100	3,964,059

CONTAINERS & PACKAGING- 1.2%
Pactiv Corporation*	261,700	7,487,237

DIVERSIFIED FINANCIAL SERVICES- .5%
Lehman Brothers Holdings Inc.	44,600	2,861,982

DRUGS & PHARMACEUTICALS- 1.0%
United Therapeutics Corporation*	77,200	6,483,256

ELECTRONICS- .2%
SONY CORPORATION ADR#	25,100	1,191,999

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS
Mellanox Technologies Ltd.*	9,000	142,470

ENERGY- 2.5%
First Solar, Inc.*	33,200	6,034,764
JA Solar Holdings Co. Ltd. ADR* #	184,800	9,393,384
		15,428,148

ENERGY EQUIPMENT & SERVICES- 4.7%
National-Oilwell Varco Inc.*	27,100	1,632,233
Transocean Inc. ADR#	108,234	13,269,488
Weatherford International Ltd.*	230,300	14,234,843
		29,136,564
FINANCE- .3%
IntercontinentalExchange Inc. *	12,100	1,693,516

FINANCIAL SERVICES- 6.0%
AllianceBernstein Holding LP	70,800	4,700,412
BM&F (Bolsa de Mercadorias e Futuros)*	86,600	780,667
Bovespa Holding SA*	283,300	4,127,911
CME Group Inc.	500	309,450
Lazard Ltd.	143,000	5,651,360
Nymex Holdings Inc.*	184,000	21,160,000
Riskmetrics Group Inc.*	18,800	398,372
		37,128,172
FOOD & STAPLES RETAILING- 1.1%
CVS Caremark Corporation	168,900	6,598,923

HEALTH CARE EQUIPMENT & SUPPLIES- 2.1%
Hologic, Inc.*	80,248	5,164,761
Illumina, Inc.	72,600	4,624,620
Intuitive Surgical, Inc.*	12,850	3,263,900
		13,053,281
HEALTH CARE PROVIDERS & SERVICES- 2.2%
Aetna Inc.	108,200	5,762,732
Cardinal Health, Inc.	43,900	2,544,883
Community Health Systems Inc.*	156,600	5,026,860
		13,334,475
HOTELS, RESTAURANTS & LEISURE- 3.8%
Accor SA	278,800	21,296,407
Penn National Gaming, Inc.*	37,000	1,929,550
		23,225,957
HOUSEHOLD DURABLES- .5%
Garmin Ltd.	43,700	3,152,955

INFORMATION TECHNOLOGY SERVICES- 1.1%
Cognizant Technology Solutions Corporation Cl. A*	237,900	6,637,410

INSURANCE- .1%
American International Group, Inc.	5,300	292,348

INTERNET & CATALOG RETAIL- 1.5%
eBay Inc.*	337,700	9,080,753

INTERNET SOFTWARE & SERVICES- 3.8%
DealerTrack Holdings Inc.*	82,275	2,218,134
SINA Corp.*	348,700	13,843,390
Yahoo! Inc. *	378,000	7,250,040
		23,311,564
LEISURE EQUIPMENT & PRODUCTS- .1%
Smith & Wesson Holding Corporation*	80,600	382,850

MACHINERY- 1.1%
Oshkosh Truck Corporation*	146,800	6,717,568

MEDIA- 1.1%
Dolby Laboratories Inc. Cl. A*	41,500	1,788,235
Focus Media Holding Limited ADR*#	102,100	4,905,905
		6,694,140
MEDICAL PRODUCTS- 3.7%
Inverness Medical Innovations, Inc.*	505,800	22,786,290

METALS- .1%
Uranium One, Inc.*	120,600	834,938

METALS & MINING- 1.0%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	69,500	6,187,585

OIL & GAS- 1.3%
Aegean Marine Petroleum Network Inc.	109,400	3,576,286
Cabot Oil & Gas Corporation	21,400	827,966
Exterran Holdings Inc.*	31,483	2,053,918
Range Resources Corporation	6,300	328,986
Warren Resources Inc.*	95,300	1,212,216
		7,999,372
OIL AND GAS EXPLORATION SERVICES- .7%
Petrobank Energy and Resources Ltd.*	91,700	4,586,816

PHARMACEUTICALS- 3.6%
Abbott Laboratories	269,300	15,161,590
Merck & Co. Inc.	113,300	5,243,524
Pharmion Corp.*	29,500	2,034,025
		22,439,139

REAL ESTATE- .2%
Digital Realty Trust, Inc.	42,900	1,532,817

RETAIL- .8%
Sothebys Holdings Inc., Cl. A	166,000	5,157,620

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 3.9%
Intel Corporation	378,700	8,028,440
Lam Research Corporation*	84,800	3,255,472
Tessera Technologies Inc.*	274,000	10,732,580
Varian Semiconductor Equipment Associates, Inc.*	71,400	2,299,794
		24,316,286
SOFTWARE- 4.4%
Microsoft Corporation	224,800	7,328,480
Net 1 UEPS Technologies, Inc.*	195,100	5,595,468
Solera Holdings Inc.*	289,600	6,599,984
TomTom NV*	141,300	7,766,690
		27,290,622
TELECOMMUNICATIONS- .5%
SAVVIS, Inc.*	137,900	2,785,580

TEXTILES & APPAREL- .7%
Iconix Brand Group, Inc.*	194,700	4,047,813

TEXTILES, APPAREL & LUXURY GOODS- .4%
Deckers Outdoor Corporation*	17,800	2,158,072

TOBACCO- 4.2%
Altria Group, Inc.	338,550	25,668,861

WIRELESS TELECOMMUNICATION SERVICES- 1.6%
America Movil S.A. de C.V. Series L ADR#	50,900	3,049,419
American Tower Corporation Cl. A*	49,669	1,864,077
NII Holdings Inc. Cl. B*	108,650	4,635,009
		9,548,505
TOTAL COMMON STOCKS (Cost $580,778,192)		545,445,854

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BOND- .2%
TEXTILES & APPAREL
Iconix Brand Group, Inc.*, 1.875%, 6/30/12 (Cost $1,195,000)	$1,195,000	1,190,519

SHORT-TERM INVESTMENTS- 9.9%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $60,917,000)	60,917,000	60,917,000

Total Investments (Cost $642,890,192) (a)	98.7%	607,553,373
Other Assets in Excess of Liabilities	1.3	8,199,386
NET ASSETS	100.0%	$615,752,759

* Non-income producing securities.
# American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $642,890,152 amounted to $35,336,818 which consisted of aggregate gross unrealized appreciation of $23,755,327 and aggregate gross unrealized depreciation of $59,092,145.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 25, 2008